ALPHA ALTERNATIVE ASSETS FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK (6.44%)
FBF 2023-1 LLC Economic Interest(a)	1,200,000	$1,200,000

TOTAL COMMON STOCK
(Cost $1,200,000)		1,200,000

PREFERRED STOCK (0.97%)
Financial (0.97%)
Annaly Capital 6.500%, Series G, Perp	88	2,174
Annaly Capital Management, Inc., Series F 6.95%(a)	2,000	50,280
Citigroup Capital XIII, 3M CME TERM SOFR + 6.63(b)	250	7,135
Citizens Financial Group, Inc.(b)	3,000	72,000
State Street Corp.(b)	2,000	50,060
Total Financial		181,649

TOTAL PREFERRED STOCK
(Cost $180,878)		181,649

	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (5.42%)
Mortgage Securities (5.42%)
Government National Mortgage Association
Series 2019-H12, 0.008%, 06/20/2069(b)(c)	1,907,368	65,715
Series 2017-H10, 0.020%, 04/20/2067(b)(c)	722,507	22,929
Series 2015-H09, 0.023%, 04/20/2065(b)(c)	495,807	16,766
Series 2017-H02, 0.032%, 01/20/2067(b)(c)	394,102	12,104
Series 2019-H15, 0.033%, 09/20/2069(b)(c)	1,779,636	83,570
Series 2019-H15, 0.034%, 07/20/2069(b)(c)	1,825,381	79,664
Series 2019-H18, 0.045%, 11/20/2069(b)(c)	1,308,717	62,099
Series 2017-H16, 0.066%, 08/20/2067(b)(c)	1,133,972	36,138
Series 2016-H13, 0.116%, 04/20/2066(b)(c)	551,062	29,229

	Principal Amount	Value
Mortgage Securities (continued)
Series 2018-H01, 0.221%, 01/20/2068(b)(c)	$1,049,828	$65,880
Series 2018-H04, 0.459%, 02/20/2068(b)(c)	1,501,219	59,566
Series 2017-H20, 0.460%, 10/20/2067(b)(c)	1,107,026	62,513
Series 2017-H16, 0.478%, 08/20/2067(b)(c)	490,004	25,338
Series 2015-H16, 0.514%, 07/20/2065(b)(c)	287,551	14,064
Series 2017-H22, 0.518%, 10/20/2067(b)(c)	387,623	28,120
Series 2016-H16, 0.693%, 06/20/2066(b)(c)	681,159	23,971
Series 2016-H22, 0.782%, 10/20/2066(b)(c)	789,068	31,546
Series 2017-H25, 0.846%, 11/20/2067(b)(c)	1,076,774	38,084
Series 2013-H25, 1.102%, 08/20/2063(b)(c)	509,845	9,309
Series 2013-H13, 1.298%, 06/20/2063(b)(c)	1,142,733	39,083
Series 2014-H07, 1.458%, 05/20/2064(b)(c)	1,187,835	32,936
Series 2014-H21, 1.524%, 10/20/2064(b)(c)	819,774	23,787
Series 2015-H25, 1.576%, 09/20/2065(b)(c)	504,991	12,837
Series 2013-H13, 1.587%, 05/20/2063(b)(c)	1,262,471	37,414
Series 2016-H20, 1.617%, 09/20/2066(b)(c)	844,427	26,963
Series 2018-H07, 1.639%, 03/20/2068(b)(c)	291,443	9,051
Series 2012-H27, 1.719%, 10/20/2062(b)(c)	203,221	6,030
Series 2016-H22, 1.813%, 10/20/2066(b)(c)	956,905	29,664
Series 2015-H23, 1.917%, 09/20/2065(b)(c)	656,323	25,682
Total Mortgage Securities		1,010,052

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,811,720)		1,010,052

CORPORATE BOND (11.17%)
Basic Materials (0.53%)
Freeport-McMoRan, Inc., Senior Unsecured
4.550%, 11/14/2024	100,000	98,997

Communications (0.43%)
AT&T, Inc., Senior Unsecured
3M CME TERM SOFR + 1.44161%, 06/12/2024(b)	24,000	24,085
Charter Communications Operating LLC / Charter Communications Operating Capital, Senior Secured First Lien
3M CME TERM SOFR + 1.91161%, 02/01/2024(b)	56,000	56,000
Total Communications		80,085

	Principal Amount	Value
Consumer, Cyclical (1.81%)
Delta Air Lines, Inc., Senior Unsecured
2.900%, 10/28/2024	$100,000	$97,412
Ford Motor Credit Co. LLC, Senior Unsecured
5.584%, 03/18/2024	200,000	199,755
General Motors Financial Co., Inc., Senior Unsecured
1D US SOFR + 0.62%, 10/15/2024(b)	9,000	8,986
1D US SOFR + 0.76%, 03/08/2024(b)	31,000	31,002
Total Consumer, Cyclical		337,155

Consumer, Non-cyclical (1.07%)
Teva Pharmaceutical Finance Netherlands III BV, Senior Unsecured
6.000%, 04/15/2024	200,000	199,512

Energy (0.78%)
Enbridge, Inc., Senior Unsecured
SOFRINDX + 0.63%, 02/16/2024(b)	15,000	15,004
Occidental Petroleum Corp., Senior Unsecured
3.450%, 07/15/2024	30,000	29,620
6.950%, 07/01/2024	100,000	100,482
Total Energy		145,106

Financial Service Company (4.02%)
PCS Fund 1, L.P.,
10.000%, 08/25/2028(d)	750,000	749,588

Financials (1.21%)
Fifth Third Bancorp, Senior Unsecured
3.650%, 01/25/2024	100,000	99,840
Morgan Stanley, Senior Unsecured
1D US SOFR + 0.625%, 01/24/2025(b)	1,000	999
Wells Fargo & Co., Unsecured
4.480%, 01/16/2024	125,000	124,934
Total Financials		225,773

Technology (0.52%)
VMware LLC, Senior Unsecured
1.000%, 08/15/2024	100,000	97,160

	Principal Amount	Value
Utilities (0.80%)
Southern California Edison Co., Senior Secured First Lien
SOFRINDX + 0.83%, 04/01/2024(b)	$150,000	$150,047

TOTAL CORPORATE BOND
(Cost $2,084,709)		2,083,423

	7 Day Yield	Shares	Value
SHORT TERM SECURITY (79.92%)
Money Market Funds
Fidelity Government Portfolio(e)	5.250%	14,901,517	14,901,517
			14,901,517
TOTAL SHORT TERM SECURITY
(Cost $14,901,517)			14,901,517

TOTAL INVESTMENTS (103.92%)
(Cost $21,178,824)			$19,376,641

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.92%)			(731,632)

NET ASSETS (100.00%)			$18,645,009

Investment Abbreviations:

SOFR- Secured Overnight Financing Rate

LIBOR Rate:

3M US SOFR - 3 Month SOFR as of December 31, 2023 was 5.33

(a)	Non-income producing security.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of December 31, 2023 is based on the reference rate plus the displayed spread as of the securities last reset date.
(c)	Interest-only security.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Level 3 securities have been fair valued under procedures established by the Board of Trustees. The total value of these securities is $749,588, which represents 4.02% of total net assets of the Fund. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Portfolio of Investments section.
(e)	Represents 7 day effective yield at December 31, 2023.